Shareholders Equity (Unaudited) (USD $)	Common Stock	Additional Paid-In Capital	Unamortized Stock Based Compensation	Accumulated Comprehensive Income	Deficit Accumulated During the Exploration Stage	Total
Beginning Balance at Mar. 31, 2012	$ 78,272	$ 5,415,416		$ 14,343	$ (6,344,496)	$ (836,465)
Balance (in Shares) at Mar. 31, 2012	78,271,357
Issuance of shares for services	954	78,546	(48,375)			31,125
Issuance of shares for services (Shares)	954,000
Issuance of shares for services - related party	2,102	429,899	(135,000)			297,001
Issuance of shares for services - related party (Shares)	2,102,400
Issuance of shares for financing - related party	1,468	9,779				11,247
Issuance of shares for financing - related party (Shares)	1,468,035
Forfeiture of shares	(8,100)	8,100
Forfeiture of shares (Shares)	(8,100,000)
Translation adjustment					(1,455,076)	(1,455,076)
Net Loss					(1,455,076)	(1,455,076)
Ending Balance at Mar. 31, 2013	83,819	6,679,717	(183,375)	(13,306)	(7,799,572)	(1,232,717)
Balance (in Shares) at Mar. 31, 2013	83,818,894					83,818,894
Issuance of shares for services	558	45,942				46,500
Issuance of shares for services (Shares)	558,000
Issuance of shares for cash, net	20,448	1,220,183				1,240,631
Issuance of shares for cash, net (Shares)	20,448,000
Forfeiture of shares	(112)	112
Forfeiture of shares (Shares)	(112,500)
Offering costs - related party		(4,275)				(4,275)
Issuance of shares previously authorized	6,459	131,041				137,500
Issuance of shares previously authorized (Shares)	6,459,060
Issuance of shares for loans converted	4,542	373,972				378,514
Issuance of shares for loans converted (Shares)	4,542,145
Previously forfeited shares re-issued	2,025	(2,025)
Previously forfeited shares re-issued (Shares)	2,025,000
Issuance of shares to settle disagreement	(112)	112
Issuance of shares to settle disagreement (Shares)	360,000
Shares acquired by Telupay International Inc.	(118,099)	(8,474,307)				(8,592,406)
Shares acquired by Telupay International Inc. (Shares)	(118,098,594)
Shares of Telupay International Inc.	113,878	8,484,544				(8,592,406)
Shares of Telupay International Inc. (Shares)	113,878,237
Cancellation of founders shares	(70,500)	70,500
Cancellation of founders shares (Shares)	(70,500,000)
Shares issued to shareholders of Telupay PLC to effect the recapitalization	118,099	(118,099)
Shares issued to shareholders of Telupay PLC to effect the recapitalization (Shares)	118,098,586
Liabilities assumed of Telupay International Inc.			(1,159,193)
Amortization of stock based compensation				159,189		159,189
Net Loss					(1,278,823)	(1,278,823)
Ending Balance at Dec. 31, 2013	$ 161,477	$ 7,277,752	$ (24,186)	$ (12,154)	$ (9,078,395)	$ (1,675,506)
Balance (in Shares) at Dec. 31, 2013	161,476,831					161,476,831